STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)	Total USD ($)
BALANCE at Jan. 31, 2012		$ 1,031,508	$ 3
BALANCE (in units) at Jan. 31, 2012	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(852,801)
BALANCE at May. 20, 2012
BALANCE at Jan. 31, 2012		1,031,508	3
BALANCE (in units) at Jan. 31, 2012	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(8,396,806)
BALANCE at Aug. 20, 2012
BALANCE at Jan. 31, 2012		1,031,508	3
BALANCE (in units) at Jan. 31, 2012	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(14,825,611)
BALANCE at Nov. 20, 2012
BALANCE at Oct. 31, 2012
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.64, $.57, $.49 per unit for January 16, 2015, January 17, 2014, January 15, 2013 respectively and paid on February 20, 2015, 2014 and 2012, respectively		(6,428,805)
BALANCE at Jan. 31, 2013		1,182,222	3
BALANCE (in units) at Jan. 31, 2013	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(1,049,601)
BALANCE at May. 20, 2013
BALANCE at Jan. 31, 2013		1,182,222	3
BALANCE (in units) at Jan. 31, 2013	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(6,035,205)
BALANCE at Aug. 20, 2013
BALANCE at Jan. 31, 2013		1,182,222	3
BALANCE (in units) at Jan. 31, 2013	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(6,691,205)
BALANCE at Nov. 20, 2013
BALANCE at Oct. 31, 2013
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income				5,092,605
Distribution declared $.64, $.57, $.49 per unit for January 16, 2015, January 17, 2014, January 15, 2013 respectively and paid on February 20, 2015, 2014 and 2012, respectively		(7,478,406)
BALANCE at Jan. 31, 2014		984,094	3	3
BALANCE (in units) at Jan. 31, 2014	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(4,198,403)
BALANCE at Aug. 20, 2014
BALANCE at Jan. 31, 2014		984,094	3
BALANCE (in units) at Jan. 31, 2014	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $.88, $.32, $.00, $.51, $.46, $.08, $1.13 , $.64, $.065, per unit for November 20, 2014, August 20, 2014, May 20, 2014, November 20, 2013, August 20, 2013, May 20, 2013, November 20, 2012, August 20, 2012, May 20, 2012, respectively		(11,545,609)
BALANCE at Nov. 20, 2014
BALANCE at Oct. 31, 2014
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income				5,674,482
Distribution declared $.64, $.57, $.49 per unit for January 16, 2015, January 17, 2014, January 15, 2013 respectively and paid on February 20, 2015, 2014 and 2012, respectively		(8,396,806)
BALANCE at Jan. 31, 2015		$ 1,611,124	$ 3	$ 3
BALANCE (in units) at Jan. 31, 2015	13,120,010